Annual Total Returns - Templeton Developing Markets Trust [BarChart] - Templeton Developing Markets Trust-21 - Templeton Developing Markets Trust - Class A	Nov. 09, 2020
Bar Chart Table:
Annual Return 2010	17.47%
Annual Return 2011	(15.85%)
Annual Return 2012	13.12%
Annual Return 2013	(1.26%)
Annual Return 2014	(8.11%)
Annual Return 2015	(19.67%)
Annual Return 2016	17.84%
Annual Return 2017	40.20%
Annual Return 2018	(16.20%)
Annual Return 2019	26.39%